Expense Example - FidelityAdvisorSeriesSmallCapFund-PRO - FidelityAdvisorSeriesSmallCapFund-PRO - Fidelity Advisor Series Small Cap Fund - Fidelity Advisor Series Small Cap Fund	Jan. 28, 2023 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	2
10 years	$ 9